Net trading income (Tables)	12 Months Ended
Dec. 31, 2023
Trading income (expense) [abstract]
Disclosure of net trading income

	2023	2022	2021
	£m	£m	£m
Net gains on financial instruments held for trading	4,257	6,021	3,992
Net gains on financial instruments designated at fair value	380	508	692
Net gains on financial instruments mandatorily at fair value	1,308	1,520	1,110
Net trading income	5,945	8,049	5,794